COMMITMENTS AND CONTINGENT LIABILITIES (Detail Textuals) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Rent expenses		$ 5,115	$ 10,684	$ 5,899
Sublease Income		676	$ 651	$ 542
Rental income		174
Office rent agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Pledged bank deposits		839
Office lease agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Bank guarantees related to lease agreements		$ 2,189
Loan and security agreement | Revolving Credit Facility
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maximum amount of borrow, repay and re-borrow	$ 50,000
Expiration period	3 years
Interest on borrowings	Prime Rate or 3.25%
Yearly fixed fee payment	$ 20